Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2024
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress	other regulatory	Property	and guarantees	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2024	486	156	99	78	171	990
Expected credit losses impairment release	—	—	—	(22)	—	(22)
Currency translation and other movements	1	1	—	—	(2)	—
Charge to income statement	39	18	32	—	228	317
Release to income statement	(22)	(20)	(21)	—	(16)	(79)
Provisions utilised	(50)	(18)	(11)	—	(85)	(164)
At 30 June 2024	454	137	99	56	296	1,042

(1)	Other materially comprises of provisions relating to restructuring costs and Bank of England Levy. The charge for the year includes restructuring costs of £149 million and Bank of England Levy of £79 million.